Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 8. STOCK-BASED COMPENSATION

We had no stock-based compensation plans prior to the Separation; however certain of our employees had participated in Danaher’s stock-based compensation plans (“Danaher Plans”), which provided for the grants of stock options, performance stock units (“PSUs”), and restricted stock units (“RSUs”) among other types of awards.

In connection with the Separation, the Company adopted the 2016 Stock Incentive Plan (the “Stock Plan”). Outstanding equity awards of Danaher held by our employees at the Separation date were converted into or replaced with Fortive equity awards under the Stock Plan. The Stock Plan provides for the grant of stock appreciation rights, RSUs, PSUs, restricted stock awards and performance stock awards (collectively, “Stock Awards”), stock options or any other stock-based award. As of March 31, 2017, approximately 7 million shares of our common stock were reserved for issuance under the Stock Plan. For a full description of our stock-based compensation program refer to Note 16 of our 2016 Annual Report on Form 10-K.

When stock options are exercised by the employee or Stock Awards vest, we derive a tax deduction measured by the excess of the market value on such date over the grant date price. During the three months ended March 31, 2017, we realized a tax benefit of $9.6 million related to employee stock options that were exercised and Stock Awards that vested. As of January 1, 2017, we prospectively adopted ASU No. 2016-09, Compensation—Stock Compensation (Topic 718). Accordingly, we recorded the excess of the tax benefit related to the exercise of stock options and vesting of Stock Awards over the expense recorded for financial statement reporting purposes (the “Excess Tax Benefit”) as a component of income tax expense and as an operating cash inflow in the accompanying consolidated and combined condensed financial statements. Such Excess Tax Benefit was $4.9 million during the three months ended March 31, 2017.

Stock-based Compensation Expense

Stock-based compensation has been recognized as a component of selling, general & administrative expenses in the accompanying Consolidated and Combined Condensed Statements of Earnings. Under ASU 2019-09, we will continue to recognize stock-based compensation expense based on the portion of the awards that are ultimately expected to vest. Prior to the Separation, Danaher allocated stock-based compensation expense to the Company based on Fortive employees participating in the Danaher Plans. These allocations are reflected in the accompanying Combined Condensed Statement of Earnings for the three months ended April 1, 2016.

The following summarizes the components of our stock-based compensation expense under the Stock Plan and the Danaher Plans ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Stock Awards:
Pretax compensation expense	$7.4	$7.1
Income tax benefit	(2.5)	(2.3)

Stock Award expense, net of income taxes	4.9	4.8

Stock options:
Pretax compensation expense	4.6	4.4
Income tax benefit	(1.6)	(1.5)

Stock option expense, net of income taxes	3.0	2.9

Total stock-based compensation:
Pretax compensation expense	12.0	11.5
Income tax benefit	(4.1)	(3.8)

Total stock-based compensation expense, net of income taxes	$7.9	$7.7

The following summarizes the unrecognized compensation cost for the Stock Plan awards as of March 31, 2017. This compensation cost is expected to be recognized over a weighted average period of approximately two years, representing the remaining service period related to the awards. Future compensation amounts will be adjusted for any changes in estimated forfeitures ($ in millions):

Stock Awards	$60.1
Stock options	54.9

Total unrecognized compensation cost	$115.0

In connection with the exercise of certain stock options and the vesting of Stock Awards issued under the Stock Plan, a number of shares of Fortive common stock sufficient to fund statutory minimum tax withholding requirements has been withheld from the total shares issued or released to the award holder (though under the terms of the Stock Plan, the shares are considered to have been issued and are not added back to the pool of shares available for grant). During the three months ended March 31, 2017, approximately 112 thousand shares of Fortive common stock with an aggregate value of $6.5 million, were withheld to satisfy this requirement. This withholding is treated as a reduction in additional paid-in capital in the accompanying Consolidated Condensed Statement of Changes in Equity.

Stock Options

The following summarizes the assumptions used in the Black-Scholes Merton option pricing model to value stock options granted under the Stock Plan during the three months ended March 31, 2017:

Risk-free interest rate	1.95% - 2.26%
Weighted average volatility (a)	21.0%
Dividend yield	0.5%
Expected years until exercise	5.5 - 8.0

(a)	Weighted average volatility was estimated based on an average historical stock price volatility of a group of peer companies, given our limited trading history.

The following summarizes option activity under the Stock Plan for the three months ended March 31, 2017 (in millions, except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2016	10.7	$33.23
Granted	1.8	57.26
Exercised	(0.3)	25.35
Canceled/forfeited	(0.1)	39.83

Outstanding as of March 31, 2017	12.1	$36.86	6.8	$282.3

Vested and expected to vest as of March 31, 2017 (a)	11.6	$36.40	6.7	$276.0
Vested as of March 31, 2017	5.3	$26.49	4.7	$180.4

(a)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

The aggregate intrinsic values in the table above represent the total pretax intrinsic value (the difference between the closing stock price of Fortive common stock on the last trading day of the first quarter of 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2017. The amount of aggregate intrinsic value will change based on the price of Fortive’s common stock.

Stock Awards

The following summarizes information related to unvested Stock Award activity under the Stock Plan for the three months ended March 31, 2017 (in millions; except price per share):

	Number of Stock Awards	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2016	2.2	$39.20
Granted	0.6	56.69
Vested	(0.4)	35.88

Unvested as of March 31, 2017	2.4	$43.83

NOTE 16. STOCK BASED COMPENSATION

We had no stock-based compensation plans prior to the Separation; however certain of our employees participated in the Danaher Plans, which provided for the grants of stock options, PSUs, and RSUs among other types of awards. Prior to the Separation, Danaher allocated stock-based compensation expense to the Company based on Fortive employees participating in the Danaher Plans. This is reflected in the accompanying Consolidated and Combined Statements of Earnings for periods prior to the Separation.

Outstanding performance-based RSUs and PSUs of Danaher held by our employees with pending performance goals of Danaher at the Separation date were canceled and replaced with Fortive performance-based restricted stock awards (“RSAs”) and performance stock awards (“PSAs”) with comparable value, performance goals and vesting requirements. All other terms of these equity awards continued unchanged following the conversion or replacement.

In connection with the Separation and the employee matters agreement, the Company adopted the 2016 Stock Incentive Plan (the “Stock Plan”) that became effective upon the Separation. Outstanding equity awards of Danaher held by our employees at the Separation date (the “Converted Awards”) were converted into or replaced with Fortive equity awards (the “Conversion Awards”) under the Stock Plan based on the “concentration method,” and were adjusted to maintain the economic value immediately before and after the distribution date using the relative fair market value of Danaher and Fortive common stock based on their respective closing prices as of July 1, 2016. There was no incremental stock-based compensation expense recorded as a result of this equity award conversion.

The Stock Plan provides for the grant of stock appreciation rights, RSUs, PSUs, RSAs and PSAs (collectively, “Stock Awards”), stock options or any other stock-based award. A total of 23 million shares of our common stock have been authorized for issuance under the Stock Plan. As of December 31, 2016, approximately 9 million shares of our common stock remain available for issuance under the Stock Plan. Stock options under the Stock Plan generally vest pro rata over a five-year period and terminate 10 years from the grant date, though the specific terms of each grant are determined by the Compensation Committee of our Board of Directors. Our executive officers and certain other employees may be awarded stock options with different vesting criteria and stock options granted to non-employee directors are fully vested as of the grant date. Exercise prices for stock options granted under the Stock Plan were equal to the closing price of Fortive’s common stock on the NYSE on the date of grant, while stock options issued as Conversion Awards were priced to maintain the economic value before and after the Separation.

RSUs and RSAs issued under the Stock Plan provide for the issuance of common stock at no cost to the holder. RSUs granted to employees under the Stock Plan generally provide for time-based vesting over a five year period, although certain employees may be awarded RSUs with different time-based vesting criteria, and RSAs granted to members of our senior management are also subject to performance-based vesting criteria. RSUs granted to non-employee directors under the Stock Plan vest on the earlier of the first anniversary of the grant date or the date of, and immediately prior to, the next annual meeting of our shareholders following the grant date. However, the underlying shares are not issued until the earlier of the director’s death or the first day of the seventh month following the director’s retirement from the Board of Directors (the “Board”). Prior to vesting, RSUs granted under the Stock Plan do not have dividend equivalent rights, do not have voting rights and the shares underlying the RSUs are not considered issued or outstanding. RSAs granted under the Stock Plan have all of the same dividend, voting and other rights corresponding to all other common stock, provided, however, that the dividends payable on the RSAs will accrue and be delivered at the time of delivery of the shares upon vesting of the RSA.

During 2016, PSAs were granted under the Stock Plan as Conversion Awards that vest based on our total shareholder return ranking relative to the S&P 500 Index over the performance period remaining on the corresponding Converted Awards, as well as Danaher’s total shareholder return prior to the Separation.

The equity compensation awards generally vest only if the employee is employed by us (or in the case of directors, the director continues to serve on the Board) on the vesting date or in other limited circumstances. To cover the exercise of stock options, vesting of RSUs and PSUs and issuances of RSAs and PSAs, we generally issue shares authorized but previously unissued, although we may instead issue treasury shares; provided, however, that, either type of issuance would equally reduce the number of shares available under our Stock Plan.

We account for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. We recognize the compensation expense over the requisite service period (which is generally the vesting period but may be shorter than the vesting period, for example, if the employee becomes retirement eligible before the end of the vesting period). The fair value of RSUs is calculated using the closing price of Fortive common stock on the date of grant, adjusted for the impact of RSUs not having dividend rights prior to vesting. The fair value of RSAs is calculated using the closing price of Fortive common stock on the date of grant. The fair value of the PSUs and PSAs is calculated using a Monte Carlo pricing model. The fair value of the stock options granted is calculated using a Black-Scholes Merton (“Black-Scholes”) option pricing model.

In connection with the exercise of certain stock options and the vesting of Stock Awards issued under the Stock Plan, a number of our shares sufficient to fund statutory minimum tax withholding requirements have been withheld from the total shares issued or released to the award holder (though under the terms of the Stock Plan, the shares are considered to have been issued and are not added back to the pool of shares available for grant). During the six month period following the Separation, approximately 125 thousand shares of Fortive common stock with an aggregate value of approximately $6 million, were withheld to satisfy this requirement. The tax withholding is treated as a reduction in additional paid-in capital in the accompanying consolidated and combined financial statements.

Stock-based Compensation Expense

Stock-based compensation has been recognized as a component of SG&A in the accompanying Consolidated and Combined Statements of Earnings. Prior to the Separation, Danaher allocated stock-based compensation expense to the Company based on Fortive employees participating in the Danaher Plans. Following the Separation, the amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. We estimate pre-vesting forfeitures at the time of grant by analyzing historical data and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of awards that actually vest. Accordingly, the amounts presented for the years ended December 31, 2016, 2015 and 2014 may not be indicative of our results had we been a separate stand-alone entity throughout the periods presented.

The following summarizes the components of our stock-based compensation expense under the Stock Plan and the Danaher Plans for the years ended December 31 ($ in millions):

	2016	2015	2014
Stock Awards:
Pretax compensation expense	$28.1	$22.5	$19.3
Income tax benefit	(9.3)	(7.5)	(6.1)

Stock Award expense, net of income taxes	18.8	15.0	13.2

Stock options:
Pretax compensation expense	17.2	12.7	11.5
Income tax benefit	(5.8)	(4.3)	(3.8)

Stock option expense, net of income taxes	11.4	8.4	7.7

Total stock-based compensation:
Pretax compensation expense	45.3	35.2	30.8
Income tax benefit	(15.1)	(11.8)	(9.9)

Total stock-based compensation expense, net of income taxes	$30.2	$23.4	$20.9

The following summarizes the unrecognized compensation cost for the Stock Plan awards as of December 31, 2016. This compensation cost is expected to be recognized over a weighted average period of approximately three years, representing the remaining service period related to the awards. Future compensation amounts will be adjusted for any changes in estimated forfeitures ($ in millions):

Stock Awards	$43.3
Stock options	42.3

Total unrecognized compensation cost	$85.6

Stock Options

The following summarizes the assumptions used in the Black-Scholes model to value stock options granted under the Stock Plan and the Danaher Plans during the years ended December 31:

	2016	2015	2014
Risk-free interest rate	1.21% - 1.77%	1.6% - 2.2%	1.7% - 2.4%
Volatility (a)	24.3%	24.3%	22.4%
Dividend yield (b)	0.6%	0.6%	0.5%
Expected years until exercise	5.5 - 8.0	5.5 - 8.0	5.5 - 8.0

(a)	Weighted average volatility post-Separation was estimated based on an average historical stock price volatility of a group of peer companies given our limited trading history. Weighted average volatility for periods prior to the Separation was based on implied volatility from traded options on Danaher’s stock and the historical volatility of Danaher’s stock.
(b)	The dividend yield post-Separation is calculated by dividing our annual dividend, based on the most recent quarterly dividend rate, by Fortive’s closing stock price on the grant date. The dividend yields for periods prior to the Separation were calculated by dividing Danaher’s annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date.

The following summarizes option activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions, except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2014	7.0	$41.81
Granted	0.8	77.63
Exercised	(1.3)	33.78
Canceled/forfeited	(0.2)	57.91

Outstanding as of December 31, 2014	6.3	47.66
Granted	0.9	87.96
Exercised	(1.2)	35.28
Canceled/forfeited	(0.2)	58.77

Outstanding as of December 31, 2015	5.8	56.00
Granted	1.8
Exercised	(1.6)
Canceled/forfeited	(0.8)
Aggregate impact of conversion related to the Separation (a)	5.5

Outstanding as of December 31, 2016	10.7	$33.23	6	$218.1

Vested and expected to vest as of December 31, 2016 (b)	10.6	$32.40	6	$213.9
Vested as of December 31, 2016	4.8	$24.79	4	$139.3

(a)	The “Aggregate impact of conversion related to the Separation” represents the additional stock options issued as a result of the Separation by applying the “concentration method” to convert employee options based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.
(b)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

The weighted average exercise price of stock options granted, exercised, canceled/forfeited is not included in the table above for the full year ended December 31, 2016 as activity during this period included the Conversion Awards. The weighted average exercise price of Fortive stock options granted, exercised and canceled/forfeited during the six months ended December 31, 2016 was $51.84, $26.13, and $40.57, respectively.

The aggregate intrinsic values in the table above represent the total pretax intrinsic value (the difference between the closing stock price of Fortive common stock on the last trading day of 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. The amount of aggregate intrinsic value will change based on the price of Fortive’s common stock.

Options outstanding as of December 31, 2016 are summarized below (in millions; except price per share and numbers of years):

	Outstanding			Vested
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$12.83 - $21.81	2.0	$17.25	2	2.0	$17.25
$21.82 - $26.43	1.9	24.97	5	1.5	24.85
$26.44 - $35.44	1.3	31.71	6	0.6	31.97
$35.45 - $40.12	1.4	37.84	7	0.4	38.08
$40.13 - $54.12	4.1	$43.74	9	0.3	$43.58

Total shares	10.7			4.8

The following summarizes aggregate intrinsic value, cash receipts and tax benefits realized related to stock option exercise activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014
Aggregate intrinsic value of stock options exercised	$77.5	$73.4	$57.4
Cash receipts from stock options exercised(a)	$59.9	$51.2	$43.8
Tax benefit realized related to stock options exercised	$26.4	$23.4	$18.9

(a)	Cash receipts for periods prior to the Separation were recorded as an increase to Former Parent’s Investment and included $53.3 million in 2016, $51.2 million in 2015 and $43.8 million in 2014.

The tax benefit realized related to stock options exercised, in the table above, represents the tax deduction the Company derives when employees exercise stock options. The tax benefit is measured by the excess of the market value over the exercise price on the date of exercise. The net income tax benefit in excess of the expense recorded for financial reporting purposes (the “excess tax benefit”) is recorded as a component of equity in the consolidated and combined financial statements. For the six months ended December 31, 2016, the excess tax benefit has been recorded as an increase to additional paid-in capital and is reflected as a financing cash inflow in the accompanying Consolidated and Combined Statements of Cash Flows. Prior to the Separation, the excess tax benefit was recorded as an increase to Former Parent’s Investment.

Stock Awards

The following summarizes information related to unvested Stock Award activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions; except price per share):

	Number of Stock Awards	Weighted Average Grant-Date Fair Value
Unvested as of January 1, 2014	1.3	$50.94
Granted	0.3	76.95
Vested	(0.4)	42.64
Forfeited	(0.1)	55.94

Unvested as of December 31, 2014	1.1	61.75
Granted	0.3	86.14
Vested	(0.2)	51.56
Forfeited	(0.1)	64.58

Unvested as of December 31, 2015	1.1	72.24
Granted	0.6
Vested	(0.4)
Forfeited	(0.3)
Aggregate impact of conversion related to the Separation (a)	1.2

Unvested as of December 31, 2016	2.2	$39.20

(a)	The “Aggregate impact of conversion related to the Separation” represents the additional Stock Awards issued as a result of the Separation by applying the “concentration method” to convert Stock Awards based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.

The weighted average grant date fair value of Stock Awards granted, vested, canceled/forfeited is not included in the table above for the full year ended December 31, 2016 as activity during this period included the conversion of Stock Awards under the Danaher Plans into awards under the Stock Plan. The weighted average grant date fair value of Stock Awards granted, vested and canceled/forfeited during the six months ended December 31, 2016 was $46.25, $33.01, and $39.59, respectively.

We realized a tax benefit of $10 million during each of the years ended December 31, 2016, 2015 and 2014 related to the vesting of Stock Awards. In 2016, any excess tax benefit attributable to Stock Awards for the period following the Separation has been recorded as an increase to additional paid-in capital and is reflected as a financing cash inflow in the accompanying Consolidated and Combined Statements of Cash Flows. In 2014, 2015 and the six months ended July 1, 2016, the excess tax benefit was recorded as an increase to Former Parent’s Investment.